RELATED PARTY TRANSACTIONS (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Director fees			$ 1,000,000	$ 1,000,000	$ 1,000,000
Asset management fee as percent per quarter			0.3125%
Asset management fee, percent			1.25%
Credit facility, maximum borrowing capacity		$ 960,000,000	$ 960,000,000
Corporate borrowings		3,202,000,000	3,202,000,000	2,288,000,000
Non-recourse borrowings		26,567,000,000	26,567,000,000	26,534,000,000
Proceeds from exercise of options			659,000,000	1,324,000,000	1,170,000,000
Revolving credit facility with Brookfield
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity		1,000,000,000	1,000,000,000	500,000,000
Non-recourse borrowings		0	$ 0	0
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter			0.3125%
Asset management fee, percent			1.25%
Services received, related party transactions			$ 421,000,000	394,000,000	302,000,000
Amounts payable, related party transactions		91,000,000	91,000,000	108,000,000
Subsidiary of Common Parent (Brookfield)
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		25,000,000	25,000,000	26,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions			144,000,000	37,000,000	2,000,000
Revenue from rendering of services, related party transactions			8,000,000	10,000,000	12,000,000
Right-of-use assets		$ 12,000,000	$ 12,000,000	12,000,000
Subsidiary of Common Parent (Brookfield) | Bottom of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate		1.70%	1.70%
Brookfield
Disclosure of transactions between related parties [line items]
Deposit balance		$ 0	$ 0	0
Earned interest on deposits			4,000,000	3,000,000	$ 1,000,000
Corporate borrowings		160,000,000	160,000,000	51,000,000
Non-recourse borrowings		700,000,000	$ 700,000,000	$ 600,000,000
Associates
Disclosure of transactions between related parties [line items]
Assets transferred to Parent		$ 310,000,000
Associates | Redemption Of Options
Disclosure of transactions between related parties [line items]
Proceeds from exercise of options	$ 230,000,000